STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF COMPANY ISSUED COMMON STOCK

Number of shares
Shares arising from stock-based compensation to executives	125,808
Issuance of shares in connection with sales made under private offerings	189,356
Consideration of the Option Agreement with Atlas Lithium	53,197
Total	368,360

During the year ended December 31, 2024, the Company issued 1,577,482 shares of common stock, as follows:

	Number of shares	Cash received
Shares arising from stock-based compensation to executives	145,399	13,500
Issuance of shares in connection with sales made under private offerings	200,611	1,582,250
Shares issued in connection with the merger	1,231,473	-
Total	1,577,482	1,595,750

SCHEDULE OF STOCK OPTIONS ACTIVITY

The following table reflects all outstanding and exercisable options on December 31, 2024. All stock options immediately vest and are exercisable for a period of five to ten years from the date of issuance.

			Average
	Number of		Remaining
	Options	Average Exercise	Contractual Life
	Outstanding	Price	(Years)
Outstanding, December 31, 2022	127,000	8.40	4.74
Issued in 2023	28,000	2.25	8.98
Exercised in 2023	74,333	14.70	-
Outstanding, December 31, 2023	80,667	0.60	8.22
Issued in 2024	25,111	7.20	5.62
Exercised in 2024	90,000	0.15	-
Outstanding, December 31, 2024	15,778	13.95	1.85